Santander Group	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [abstract]
Santander Group	Grupo Santander
a) Banco Santander, S.A., and international Group structure
The growth of Grupo Santander in the last decades has led Banco Santander to also act, in practice, as a holding entity of the shares of the various companies in its Group, and its results are becoming progressively less representative of the performance and earnings of the Group. Therefore, each year the bank determines the amount of the dividends to be distributed to its shareholders on the basis of the consolidated net profit, while maintaining the Group’s objectives of capitalisation and taking into account that the transactions of the Bank and of the rest of the Group are managed on a consolidated basis (notwithstanding the allocation to each company of the related net worth effect).
At the international level, the various banks and other subsidiaries, joint ventures and associates of the Group are integrated in a corporate structure comprising various holding companies which are the ultimate shareholders of the banks and subsidiaries abroad.
The purpose of this structure, all of which is controlled Banco Santander, is to optimise the international organisation from the strategic, economic, financial and tax standpoints, since it makes it possible to define the most appropriate units to be entrusted with acquiring, selling or holding stakes in other international entities, the most appropriate financing method for these transactions and the most appropriate means of remitting the profits obtained by the group’s various operating units to Spain.
The Appendices provide relevant data on the consolidated group companies and on the companies accounted for using the equity method.
b) Acquisitions and disposals
Following is a summary of the main acquisitions and disposals of ownership interests in the share capital of other entities and other significant corporate transactions performed by the Group in the last three years:
i. Agreement for the acquisition of a significant stake in Ebury
On 28 April 2020, the investment in Ebury, a payments and currencies platform for SMEs, announced on 4 November 2019, was completed. The transaction involved a total outlay of GBP 357 million (EUR 409 million) of which GBP 70 million (approximately EUR 80 million) was for new shares. At 2019 year-end the Group had already acquired 6.4% of the company for GBP 40 million (approximately EUR 45 million). Following the disbursement made in April 2020, the Group is entitled to receive 50.38% of the dividends distributed by the company. This interest is recognized under 'Investments in Joint Ventures and Associates - Associates' in the consolidated balance sheet.
ii. Reorganization of the banking insurance business, asset management and pension plans in Spain
On 24 June 2019, Banco Santander, S.A., reached an agreement with the Allianz Group to terminate the agreement that Banco Popular Español, S.A.U. ('Banco Popular') held in Spain with the Allianz Group for the exclusive distribution of certain life insurance products, non-life insurance products, collective investment institutions (IIC), and pension plans through the Banco Popular network (the 'Agreement'). Under this Agreement, the Group held a 40% stake in the capital of Popular Spain Holding de Inversiones, S.L.U., classified as investments in joint ventures and associated entities for an overall amount of EUR 409 million on 31 December 2019.
The Agreement was executed on 15 January 2020 for the non-life business and on 31 January 2020 for the remaining businesses, once the regulatory authorisations were obtained in the first half of 2020. The execution of the Termination Agreement entailed the payment by Banco Santander of a total consideration of EUR 859 million (after deducting the dividends paid until the end of the operation) and the acquisition of the remaining 60% of the capital of Popular Spain Holding de Inversiones, S.L.U.
On 10 July, 51% of the life-risk insurance business held by Banco Santander and the 51% of the new General Insurance business from Banco Popular's network not transferred to Mapfre (in accordance with the agreement indicated below)
was acquired by Aegon, valuing these businesses at a total of approximately EUR 557 million.
The total amount of the life-savings business, collective investment institutions and pension plans is EUR 711 million and has resulted in the recognition of EUR 271 million of goodwill.
In addition, under the agreement reached between Banco Santander and Mapfre on 21 January 2019, 50.01% of the car, commercial multi-risk, SME multi-risk and corporate liability insurance business in the whole network of Banco Santander in Spain was acquired by Mapfre on 25 June 2019 amounting to EUR 82 million.
iii. Agreement with Crédit Agricole S.A. on the depositary and custody business
On 17 April 2019, Banco Santander, S.A., announced that it had signed a memorandum of understanding with Crédit Agricole S.A. with the purpose of combining CACEIS and its subsidiaries (the 'CACEIS Group'), which is wholly-owned by Crédit Agricole S.A., with Santander Securities Services, S.A.U. and its subsidiaries (the 'S3 Group'), which is wholly-owned by Banco Santander, S.A.
The operation consisted of the contribution by the Santander Group to the CACEIS Group of 100% of the S3 Group in Spain and 50% of the S3 Group's business in Latin America in exchange for a 30.5% stake in the CACEIS Group Capital and voting rights. The remaining 69.5% remained the property of Crédit Agricole, SA. The S3 Group's Latin American business is under the joint control of the CACEIS Group and the Santander Group.
On 27 June 2019, the signing of the final contracts took place after having carried out the precise prior consultations with the representative bodies of Crédit Agricole, SA employees and the CACEIS Group. The closing of the operation took place on 20 December, 2019 once the relevant regulatory authorizations were obtained.
The operation generated a net capital gain of EUR 693 million recorded for its gross amount under the heading of `'Non-classified assets as non-current assets for sale' of the consolidated profit and loss account, of which EUR 219 million correspond to the recognition at fair value of the investment of 49.99% retained by the Group in S3 Latin America. The 30.5% interest in the CACEIS Group was recorded under the heading of 'Investments - Associates' of the consolidated balance sheet for an amount of EUR 1,010 million.
iv. Offer to acquire shares of Banco Santander Mexico, S.A., Institución de Banca Multiple, Grupo Financiero Santander México.
On 12 April 2019, Banco Santander, S.A., announced its intention to make an offer to acquire all the shares of Banco Santander Mexico, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México ('Santander México') which are not owned by Grupo Santander, representing approximately 25% of the share capital of Santander México.
The shareholders who have accepted the offer have received 0.337 newly issued shares of Banco Santander, S.A., per share of Santander México and 1.685 American Depositary Shares
(ADSs) of Banco Santander, S.A., per ADS of Santander México.
The offer was accepted by holders of shares representing 16.69% of the capital stock of Santander Mexico, so the Group's participation in Santander Mexico became 91.65% of its share capital. To meet the exchange, the Bank proceeded to issue, in execution of the agreement adopted by the extraordinary general meeting held on 23 July 2019, 381,540,640 shares, which represented approximately 2.35% of the Bank's share capital in the date of issue. This operation meant an increase of EUR 191 million in Capital, EUR 1,491 million in issue premium and a decrease of EUR 670 million in Reserves and EUR 1,012 million in minority interests.
v. Sale of the 49% stake in WiZink
Once the relevant regulatory authorizations were obtained, on 6 November 2018, the operations related to the agreement reached with entities managed by Värde Partners, Inc (“Varde") and with WiZink Bank, S.A. (“WiZink”) communicated by the Group on 26 March 2018 by virtue of which:
i. Banco Santander, S.A. sold its 49% stake in WiZink to Varde for EUR 1,043 million, with no significant impact on the Group's results and,
ii. Banco Santander, S.A. and Banco Santander Totta, S.A. acquired the business of credit and debit cards marketed by Grupo Banco Popular in Spain and Portugal that WiZink had acquired in 2014 and 2016. As a result of this transaction, the Group paid a total of EUR 681 million, receiving net assets worth EUR 306 million (mainly customer loans worth EUR 315 million), with the business combination generating a goodwill of EUR 375 million, managed by the businesses in Spain.
With these transactions, the Group resumed Grupo Banco Popular's debit and credit card business, which improves the commercial strategy.
vi. Acquisition of the retail banking and private banking business of Deutsche Bank Polska S.A.
On 14 December 2017, the Group announced that its subsidiary Santander Bank Polska S.A. (previously Bank Zachodni WBK S.A.) together with Banco Santander, S.A., had reached an agreement with Deutsche Bank, A.G., for the acquisition (through a carve out) of the retail and private banking business of Deutsche Bank Polska S.A., excluding the foreign currency mortgage portfolio and the CIB (Corporate & Investment Banking) business, and including the asset management company DB Securities, S.A. (Poland).
In November 2018, once the regulatory authorisations had been received and approved by the general shareholders' meetings of Santander Bank Polska S.A. and Deutsche Bank Polska, S.A. the acquisition of EUR 298 million in cash and newly issued shares of Santander Bank Polska S.A. subscribed in full by Deutsche Bank, A.G., was closed. As a result of this transaction, the Group has acquired net assets worth EUR 365 million, mainly loans and deposits to customers and credit institutions amounting to EUR 4,304 million and EUR 4,025 million, respectively, and negative value adjustments amounting to EUR 82 million (mainly under line 'Loans and advances').
The difference between the fair value of the net assets acquired and the transaction value resulted in a gain of EUR 67 million which was recognised under "Negative Goodwill Recognised in Income" in the Group's consolidated income statement.
vii. Sale agreement of Banco Popular, S.A.U.’s real estate business
In relation with Banco Popular Español, S.A.U.’s ('Banco Popular') real estate business, on 8 August 2017, Banco Santander, S.A., announced the agreement with a Blackstone fund for the acquisition by the fund of 51% of, and hence the assignment of control over, part of Banco Popular's real estate business (the “Business”), which comprises a portfolio of foreclosed properties, real estate companies, non-performing loans relating to the sector and other assets related to these activities owned by Banco Popular and its affiliates (including deferred tax assets allocated to specific real estate companies which are part of the transferred portfolio) registered on certain specified dates (31 March 2017 or 30 April 2017).
The signing took place after the European Commission authorized, without imposing any restrictions, the acquisition of Banco Popular Español, S.A.U., by Banco Santander, S.A., for the purposes of competition law. The Group closed its valuation exercise of the assets and liabilities assumed at fair value during 2018 without any change with respect to what was recorded at the end of 2017.
The transaction closed on 22 March 2018 following receipt of the required regulatory authorizations and other usual conditions in this type of transactions. The transaction consisted of the creation of various companies, being the parent company Project Quasar Investments 2017, S.L., in which Banco Santander, S.A., maintains 49% of the share capital and Blackstone the remaining 51%, and to which Banco Popular and some subsidiaries transferred the business constituted by the indicated assets, and its participation in the capital of Aliseda Servicios de Gestión Inmobiliaria, S.L. The value attributed to the contributed assets is approximately EUR 10,000 million euros, of which approximately 70% was financed with third party bank debt. After the contribution to the vehicle by its shareholders of the necessary liquidity for the transaction of the business, the 49% stake in the capital of the vehicles was recorded in the consolidated balance sheet of the Group for EUR 1,701 million in the 'Investments in joint ventures and associates - entities' section, without impact in the Group´s income statement.
viii. Merger by absorption of Banco Santander, S.A., with Banco Popular Español, S.A.U.
On 23 April 2018 the boards of directors of Banco Santander, S.A. and Banco Popular Español, S.A.U. agreed to approve and sign the merger project by absorption of Banco Popular Español, S.A.U. by Banco Santander, S.A.
On 28 September 2018 the merger certificate of Banco Popular Español, S.A.U., by Banco Santander, S.A. was registered in the Mercantile Registry of Cantabria. After the merger, Banco Santander, S.A. acquired, by universal succession, all the rights and obligations of Banco Popular Español, S.A.U., including those that had been acquired from Banco Pastor, S.A.U. and Popular Banca Privada, S.A.U., by virtue of the merger of Banco Pastor and Popular Banca
Privada with Banco Popular Español, S.A.U., that was also approved on 23 April 2018 by the respective board of directors. This transaction had no impact on the Group's income statement.
c) Offshore entities
According to current Spanish regulation (Royal Decree 1080/1991, of 5 July), Santander has two subsidiaries and three branches in the offshore territories of Jersey, the Isle of Man and the Cayman Islands. Santander also has three other offshore subsidiaries that are tax resident in the UK and subject to British tax law.
I) Offshore subsidiaries
A subsidiary resident in Jersey was liquidated in 2020 so at the reporting date, Grupo Santander has two subsidiaries resident in these territories: Abbey National International Limited in Jersey and ALIL Services Limited (in liquidation) on the Isle of Man. In 2020, those subsidiaries’ contribution to Santander’s consolidated profit was insubstantial.
II) Offshore branches
Grupo Santander also has three operative offshore branches. One is found in the Cayman Islands, one is on the Isle of Man and another is in Jersey. They report to, and consolidate balance sheets and income statements with, their foreign headquarters. They are taxed either with their headquarters (the Cayman Islands branch in Brazil) or in the territories they are located in (the Jersey and Isle of Man branches pertain to the UK). There was a fourth branch in the Cayman Islands, pertain to the US, which was closed in 2020.
The entities mentioned in Sections I and II had 141 employees as of December 2020.
III) Offshore subsidiaries that are tax resident in other jurisdictions
Grupo Santander also has three subsidiaries that were incorporated in offshore territories but are not deemed offshore entities. They only operate from, and are tax resident in, the UK and, thus, are subject to British tax law (one is expected to be wound up in 2021). In 2020, a subsidiary incorporated in Jersey but tax resident in Spain transferred legal residence to Spain.
IV) Other offshore holdings
From Brazil, Grupo Santander manages Santander Brazil Global Investment Fund SPC, a segregated portfolio company located in the Cayman Islands. From the UK, it manages Guaranteed Investment Products 1 PCC Limited, a protected cell company found in Guernsey. It also has two small holdings in entities located in the Cayman Islands.
Organization for Economic Cooperation and Development (OECD)
Grupo Santander is not in any of the uncooperative tax havens the OECD released in December 2020. Furthermore, Jersey, the Isle of Man and the Cayman Islands satisfy OECD standards on transparency and exchange of information for tax purposes.
The European Union (EU)
As of October 2020, the EU’s blacklist comprises 12 jurisdictions where Santander is not present. Santander is also not present in the 10 jurisdictions on the EU’s grey list, which have sufficiently committed to adapt legislation to international standards, subject to monitoring by the EU.
The Group's presence in offshore territories at the end of 2020 is as follows:

Presence of the Group in Tax Havens/Non-cooperative jurisdictions	Spanish legislation		OECD		European Commission Blacklist
	Sub.	Branch	Sub.	Branch	Sub.	Branch
Jersey	1	1
Isle of Man	1	1
Guernsey*
Bermuda*
Cayman Islands		1
2020	2	3	—	—	—	—
2019**	3	4	—	—	1	2
*Additionally, there are 2 entities constituted in Guernsey and 1 in Bermuda, but resident for tax purposes in the United Kingdom.
** Since December 31st 2019, the number of subsidiaries has been decreased in Jersey (1) and Panama (1), this last territory is currently included in the EU blacklist. Additionally, the Cayman Islands (1 operative branch and 1 branch closed in 2020) left the EU blacklist in October 2020.

Forthcoming changes to Spain's tax law
On 23 October 2020, the Draft Law on measures to prevent and fight against tax fraud was published in the Official Bulletin of the Spanish Parliament. The law expands the meaning of tax havens, which it renames “non-cooperative jurisdictions”. It also allows government to update the non-cooperative jurisdictions list. Nonetheless, until that list conforms to the new criteria, the former list set out in Royal Decree 1080/1991 of 5 July will remain in effect.
Grupo Santander has the right mechanisms (risk management, supervision, verification and review plans, and regular reporting) to prevent reputational, tax and legal risk with those entities. Grupo Santander also maintains its policy of reducing the number of these units.
PwC (PricewaterhouseCoopers) member firms audited the financial statements of Grupo Santander’s offshore units in 2020, 2019 and 2018.